SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 12 — SUBSEQUENT EVENTS

Exercise of Series C Warrants and Series D Warrants

From October 1, 2015 through November 19, 2015, 2,250,000 of the Series C Warrants issued in our August 2015 underwritten public offering have been exercised into 2,250,000 Class A Units, consisting of 2,250,000 shares of common stock and 1,125,000 Series A Warrants, at an exercise price of $0.2518 per share.
From October 1, 2015 through November 19, 2015, 4,665,000 of the Series D Warrants issued in our August 2015 underwritten public offering have been exercised into 4,665,000 Class B Units, consisting of 4,665,000 Series B Warrants and 2,332,501 Series A Warrants, at an exercise price of $0.2518 per share. Of such Series B Warrants issued, 4,665,000 were exercised into 4,665,000 shares of common stock as of December 1, 2015.
The Series C Warrants and Series D Warrants expired on November 19, 2015.

Settlement with Holders of Series B Warrants

On November 2, 2015, the Company entered into a Settlement Agreement and Mutual Release (the “Agreement”) with certain holders (the “Holders”) of the Company’s Series B Warrants to purchase common stock (the “Original Warrants”), issued in connection with the August 2015 underwritten offering. Upon the consummation of the Agreement, in full and complete satisfaction of all claims that the Holders made or could have made against the Company arising in connection with the Original Warrants, the Company delivered to the Holders new warrants initially exercisable to purchase, in the aggregate, two million four hundred fifty thousand (2,450,000) shares of the Company’s common stock, par value $0.00001, at an exercise price of $0.75 per share with an expiration date of November 2, 2018, as set forth in the Agreement.

Settlement of Amounts Due to Related Parties

In October 2015, George Schmitt, Chief Executive Officer and Chairman of the Board, agreed to convert $500,000 of existing loans due from the Company into 892,858 shares of the Company’s common stock with a grant date fair value of approximately $500,000.

Shares Issued Under S-8 Registration Statement

From October 1, 2015 to January 29, 2016, the Company issued 768,371 shares of common stock to employees in lieu of paying $200,933 of payroll due to cost cutting measures and 153,727 shares of common stock to various consultants to pay $51,115 worth of services.
F rom December 11, 2015 to Jan uary 29, 2016, holders of our 8% Convertible Notes converted $400,000 of principal into 2,567,739 shares of common  stock.

Acquisition of IMT Assets

On January 29, 2016, we completed the acquisition of certain assets and liabilities of IMT. Pursuant to the terms of the Asset Purchase Agreement, we acquired substantially all of the assets and liabilities of IMT in connection with, necessary for or material to IMT’s business of designing, manufacturing and supplying of Coded Orthogonal Frequency Division Multiplexing (COFDM) microwave transmitters and receivers serving the broadcast, sports and entertainment, military, aerospace and government markets. The purchase price for the Transaction was $3,000,000, which was paid through: (i) the issuance of a promissory note in the principal amount of $1,500,000 due March 31, 2016 (the “Initial Payment Note”); and (ii) the issuance of a promissory note in the principal amount of $1,500,000 due July 29, 2017 (the “Deferred Payment Note”).

Initial Payment Note

The Initial Payment Note becomes due on the March 31, 2016 (the “Initial Payment Note Maturity Date”). Interest on the Initial Payment Note shall be payable on the outstanding principal amount at the rate of six (6%) percent per annum payable in cash on the Initial Payment Note Maturity Date.

Deferred Payment Note

The Deferred Payment Note becomes due on July 29, 2017. Interest on the Deferred Payment Note shall be payable on the outstanding principal amount at the rate of six (6%) percent per annum payable in cash, semi-annually in arrears, commencing 90 days from the closing date.

$500,000 Securities Purchase Agreement

On January 29, 2016, we entered into a securities purchase agreement (the “Securities Purchase Agreement”) pursuant to which we sold 5% Senior Secured Convertible Promissory Notes (the “5% Convertible Notes”) to accredited investors (each, a “Holder”, and collectively, the “Holders”) for an aggregate purchase price of $500,000 for net proceeds of $500,000.
In the event we effect a registered offering either utilizing Form S-1 or Form S-3 for gross proceeds of at least $2,000,000, the Holders shall have the right to convert their outstanding principal amount of notes into such registered offering.

5% Convertible Notes

The 5% Convertible Notes will mature on the earlier of (i) February 29, 2016 or (ii) the closing of a public offering, for gross proceeds of at least $2,000,000 less any amounts converted or redeemed prior to the maturity date. The 5% Convertible Notes bear interest at a rate of 5% per annum. The 5% Convertible Notes are convertible at any time, in whole or in part, at the option of the Holders into shares of our common stock at a conversion price of $1.00 per share, which is subject to adjustment for stock dividends, stock splits, combinations or similar events. Additionally, subject to certain limited exceptions, if we issue any common stock or warrants or convertible debt entitling any person to acquire common stock at a per share purchase price that is less than the conversion price of the 5% Convertible Notes, such conversion price will be adjusted to that lower purchase price.
In the event the 5% Convertible Notes mature due to the closing of a public offering, then we shall make payment to the Holder of an amount in cash equal to the sum of the then outstanding principal amount of the Note and interest multiplied by 135%.

Security Agreement

As collateral security for all of our obligations under the Securities Purchase Agreement and related documents executed in connection therewith, we will grant the Purchasers a first priority security interest in substantially all of the our assets pursuant to the terms of the security agreement entered into between us and the Holders.

19 — SUBSEQUENT EVENTS

Conversions and Balances of Outstanding Series A Preferred Stock

As of March 27 2015, $750,000 of the Series A Convertible Stock and $52,500 in dividends have been converted into 239,247 shares of common stock. As of March 27, 2015, all outstanding shares of the Series A Convertible Preferred Stock have been fully converted.

Short Term Loans

On January 8, 2015, the Company repaid $100,000 of the $245,000 due to related party balance owed to George Schmitt.
On January 29, 2015 and February 13, 2015, the Company received an aggregate of $700,000 from certain family members of George Schmitt, Chairman of the Board and, effective as of February 17, 2015, Chief Executive Officer. This amount was recorded as a short term loan in due to related parties. On February 23, 2015, George Schmitt transferred the balance of his $145,000 loan to certain family members bringing the total the Company owed to certain family members to $845,000. The $845,000 loan was settled through the issuance of 845,000 shares of Series B Preferred Stock, 5,310 shares of common stock and warrants with respect to 42,250 underlying shares of common stock exercisable for five years at a price of $20.00 per share.
The Warrants are exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $20.00 per share. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Upon certain fundamental events, the warrants could be redeemed by the holders of the warrants at fair market value estimated using Black Scholes.

$350,000 Purchase Agreement

On February 11, 2015, the Company entered into a purchase agreement, pursuant to which the Company sold to 31 Group, 350,000 of the Company’s Series B Convertible Preferred Stock, par value $0.00001 per share (the “Series B Preferred Stock”) and warrants to purchase 17,500 shares of the Company’s common stock for a purchase price of $350,000. The Company also issued 2,462 shares of its common stock in consideration of 31 Group’s execution and delivery of the purchase agreement (the “Commitment Shares”). The Preferred Stock and the Commitment Shares were issued pursuant to the Company’s Shelf Registration Statement.
The Warrants are exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $20.00 per share. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Upon certain fundamental events, the warrants could be redeemed by the holders of the warrants at fair market value estimated using Black Scholes.
Series B Preferred Stock
The Series B Preferred Stock rank pari passu with our Series A Preferred Stock with respect to dividend rights and/or rights upon distributions, liquidation, dissolution or winding up of the Company and have the same terms and preferences as the Series A Preferred Stock except for the following:
Conversion Rights of Series B Preferred Stock.  A holder of Series B Preferred Stock shall have the right to convert the Series B Preferred Stock, in whole or in part, upon written notice to the Company at a conversion price equal to the lower of (i) $20.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading-day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).

Conversions and Balances of Outstanding Series B Preferred Stock

As of March 27 2015, $945,000 of the Series B Convertible Stock and $66,150 in dividends have been converted into 267,701 shares of our common stock. As of March 27, 2015, $250,000 of the Series B Preferred Stock remains outstanding.

$1,800,000 Purchase Agreement

On February 24, 2015, the Company entered into a purchase agreement, pursuant to which the Company sold to institutional investors, 1,800,000 of the Company’s Series C Convertible Preferred Stock, par value $0.00001 per share (the “Series C Preferred Stock”) and warrants to purchase 90,000 shares of the Company’s common stock for a purchase price of $1,800,000. The Company also issued 11,864 shares of its common stock in consideration of the investors’ execution and delivery of the purchase agreement (the “Commitment Shares”). The Preferred Stock and the Commitment Shares were issued pursuant to the Company’s Shelf Registration Statement.
The Warrants are exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $20.00 per share. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Upon certain fundamental events, the warrants could be redeemed by the holders of the warrants at fair market value estimated using Black Scholes.
Series C Preferred Stock
The Series C Preferred Stock rank pari passu with our Series A Preferred Stock and our Series B Preferred Stock with respect to dividend rights and/or rights upon distributions, liquidation, dissolution or winding up of the Company and have the same terms and preferences as the Series A and Series B Preferred Stock except for the following:
Conversion Rights of Series C Preferred Stock.  Upon the occurrence of certain triggering events (including the Preferred Stock or common stock underlying the Preferred Stock is not freely tradeable without restriction; the failure of the common stock to be listed on the NASDAQ Capital Market or other national securities exchange; and bankruptcy, insolvency, reorganization or liquidation proceedings instituted against the Company shall not be dismissed in thirty (30) days or the voluntary commencement of such proceedings by the Company), the holder of Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $20.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading-day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Preferred Stock.
On each of March 12, 2015, March 24, 2015, April 12, 2015 and April 24, 2015, upon the Company’s failure to meet certain conditions (including the Company’s common stock failing to maintain a minimum trading price and the common stock failing to maintain certain trading volumes) during the period between the initial issuance date of the Preferred Stock and the relevant determination date, the holders of Preferred Stock shall have the right to require the Company, by written notice, to redeem in cash up to $300,000 of the Preferred Stock, at a price equal to the sum of (i) the stated value of Preferred Stock to be redeemed multiplied by 105% (for redemptions occurring within the first thirty days of the initial issuance date) or 110% (for redemptions occurring during the period between thirty and sixty days of the initial issuance date) plus (ii) all accrued and unpaid dividends thereon until the date of the redemption.

Conversions and Balance of Outstanding Series C Preferred Stock

As of March 27, 2015, $168,224 of the Series C Convertible Stock and $11,776 in dividends have been converted into 68,422 shares of our common stock. As of March 27, 2015, $1,631,776 of the Series C Preferred Stock remains outstanding.

Delisting Notice

On February 9, 2015, the Company received a written notification (the “Notice”) from the Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) relating to the minimum bid requirements as the Company’s closing bid price was below $1.00 per share for the previous thirty (30) consecutive business days.
Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company has been granted a 180 calendar day compliance period, or until August 10, 2015, to regain compliance with the minimum bid price requirements. During the compliance period, the Company’s shares of common stock will continue to be listed and traded on the Nasdaq Capital Market. To regain compliance, the closing bid of the Company’s shares of common stock must meet or exceed $1.00 per share for at least ten (10) consecutive business days during the 180 calendar day grace period.
If the Company is not in compliance by August 10, 2015, the Company may be afforded a second 180 calendar day grace period. To qualify, the Company would be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the minimum bid price requirements. In addition, the Company would be required to notify Nasdaq of its intent to cure the minimum bid price deficiency by effecting a reverse stock split, if necessary.
If the Company does not regain compliance within the allotted compliance period(s), including any extensions that may be granted by Nasdaq, Nasdaq will provide notice that the Company’s shares of common stock will be subject to delisting.
The Company intends to monitor its closing bid price for its common stock between now and August 10, 2015, and will consider available options to resolve the Company’s noncompliance with the minimum bid price requirement, as may be necessary. There can be no assurance that the Company will be able to regain compliance with the minimum bid price requirement or will otherwise be in compliance with other Nasdaq listing criteria.

Management Transition

Effective January 6, 2015, the board of directors of the Company appointed General James T. Conway as a member of the Board, filling the vacant seat on the Board.
On February 17, 2015, John Coleman resigned from his position of Chief Executive Officer effective immediately. Mr. Coleman’s resignation was not a result of any disagreements with the Company. Mr. Coleman will stay on the xG Board and manage the governmental/expeditionary portions of the business.
In connection with this transition, on February 17, 2015, the Company’s Board of Directors (the “Board”) appointed George Schmitt, the Company’s Executive Chairman, to the role of Chief Executive Officer. Mr. Schmitt will perform the services and duties that are normally and customarily associated with the Chief Executive Officer position, as well as other duties as the Board reasonably determines.

Equity Distribution Agreement

On February 24, 2015, the Company delivered notice to Roth Capital Partners, LLC (“Roth”) terminating the Equity Distribution Agreement effective as of February 23, 2015. The Company previously entered into the Equity Distribution Agreement with Roth on November 19, 2014 and amended on December 30, 2014. The Company also filed a supplement to the Prospectus Supplement terminating the offering with respect to the $1,000,000 of the Company’s common stock issuable to Roth under the Equity Distribution Agreement. No shares of the Company’s common stock were sold to Roth by the Company during the term of the Equity Distribution Agreement.

Issuance of common stock to MBTH

On February 24, 2015, the company issued 399,114 shares of common stock to MBTH in consideration of converting $1,756,098 owed of the balance due to related parties at a conversion price of $4.40 per share.

Cost Reduction Initiatives

On February 26, 2015, the Company announced that effective March 1, 2015, it will implement cost reduction initiatives that will include a decrease in the Company’s current full, part-time and contracted workforce. These initiatives will result in a reduction in monthly operating expenses to approximately $800,000 — an improvement of over 30 percent.